Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Principal Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Leju, its majority owned subsidiaries and its VIEs, Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide internet content and advertising services. To comply with these regulations, the Group provides such activities through its VIEs and their subsidiaries. To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, certain of the Company's subsidiaries, Shanghai SINA Leju, Shanghai Yi Yue and Beijing Maiteng (collectively, the "Foreign Owned Subsidiaries") entered into a series of contractual arrangements with Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu (collectively the "VIEs") and their respective shareholders, respectively, as summarized below:

	Foreign Owned
Name of Foreign	Subsidiaries'
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct internet content and advertising services activities from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate a majority of the Group's revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consulting and Technical Support Agreement.    Pursuant to an exclusive consulting and technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of consulting and technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement.     Each of the shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder's equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in the VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted the respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by the respective Foreign Owned Subsidiaries or their designees.

Loan Agreement.  Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, each of the respective Foreign Owned Subsidiaries has granted an interest-free loan to the shareholders of the VIEs, solely for their purchase of the equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement will be due upon the earlier of twenty years from the date of execution or the expiration of the term of business of VIEs.

Shareholder Voting Right Proxy Agreement.     Each of the shareholders of the VIEs has irrevocably granted any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other parties written notice requiring the extension at least 30 days prior to expiration and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement.     Each of the shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries' contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company's ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group's VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:

	As of December 31,
	2018	2019
	$	$
Cash and cash equivalents	86,850,225	123,865,160
Accounts receivable, net of allowance for doubtful accounts	101,824,418	142,183,616
Contract assets	2,137,107	817,286
Customer deposits	8,941,442	25,631,835
Amounts due from related parties	11,061,430	14,394,141
Prepaid expense and other current assets	5,756,953	5,088,840
Total current assets	216,571,575	311,980,878
Total non-current assets	38,951,179	68,534,715
Total assets	255,522,754	380,515,593
Accounts payable	225,700	1,034,281
Accrued payroll and welfare expenses	23,622,869	29,839,798
Income tax payable	25,597,112	25,617,526
Other tax payable	11,730,876	19,150,299
Amounts due to related parties	3,862,779	3,263,567
Advances from customers	26,576,831	33,854,579
Lease liabilities, current	—	5,128,021
Accrued marketing and advertising expenses	9,439,740	46,724,846
Other current liabilities	10,338,171	28,394,803
Total current liabilities	111,394,078	193,007,720
Deferred tax liabilities	275,223	89,943
Lease liabilities, non-current	—	22,795,137
Total liabilities	111,669,301	215,892,800

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Total revenues	357,698,260	459,944,563	691,566,168
Cost of revenues	(64,947,541)	(64,237,782)	(59,822,537)
Net income (loss)	(4,453,820)	952,919	(2,843,984)
Net cash provided by/(used in) operating activities	(33,297,103)	33,053,169	44,671,170
Net cash provided by/(used in) investing activities	(2,551,687)	31,110	(5,813,685)
Net cash used in financing activities	—	—	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, evaluation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests and valuation allowance on deferred tax.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group records its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1) to determine the fair value of marketable securities.

There are no assets or liabilities measured at fair value on a nonrecurring basis in 2017, 2018 and 2019.

For cash and cash equivalents, accounts receivable, contract assets, customer deposits, other receivables, accounts payable, other payables, and amounts due from/to related parties, the carrying value approximates its fair value due to its short-term nature.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Marketable securities

(g) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported as other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(h) Customer deposits

The Group provides online real estate e-commerce services for customers. Some real estate developers require the Group to pay an upfront and refundable deposit to obtain the exclusive right to provide e-commerce services for a real estate development project. These deposits are refunded to the Group subject to certain pre-determined criteria specified in the deposit agreement. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund. As of December 31, 2019, all customer deposits are refundable within 12 months and none of them passed the original due date.

Investment in affiliates

(i) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% in common stock or higher to represent a presumption that they are able to exert significant influence.

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2018 and 2019, the Group determined that no such events were present.

Leases

(j) Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group's leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group's incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group's lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As a result of the adoption, the Group recognized approximately $36.3 million of assets recorded in “Right of use assets”, and corresponding short-term leasing liabilities recorded in “Lease liabilities, current” and long-term leasing liabilities recorded in “Lease liabilities, non-current” respectively on the consolidated balance sheet as of January 1, 2019. The adoption had no material impact on the Group’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

Property and equipment, net

(k) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income (loss) from operations.

Intangible assets, net

(l) Intangible assets, net

Acquired intangible assets mainly consist of the advertising agency agreement and license agreements with SINA, customer relationships, and database license are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill

(n) Impairment of goodwill

The Group evaluates the recoverability of goodwill annually or more frequently if an event occurs or circumstances change in the interim that would more likely than not reduce the fair value of the asset below its carrying amount. Goodwill is considered to be impaired when the carrying value of a reporting unit or asset exceeds its fair value. The Group currently has only one reporting unit: Leju online segment.

In the evaluation of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If the Group determines that it is not more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the fair value is not performed. If the Group determines that it is more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the reporting unit’s fair value is performed and compared to the carrying value of that unit. An impairment loss is recorded equal to the excess of the reporting unit’s carrying value over its fair value.

Generally, the Group measures fair value of reporting units based on a present value of future discounted cash flows and an income valuation approach. The discounted cash flow models indicate the fair value of the reporting units based on the present value of the cash flow that the reporting units are expected to generate in the future. Significant estimates in the discounted cash flow models include: the weighted average cost of capital; long-term rate of growth and profitability of the Group’s business; and working capital effects. The key assumptions used in the income approach, which requires significant management judgment, include forecasted cash flows which consider the historical financial trends, business growth rate and market share, as well as terminal value and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

Income taxes

(o) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(p) Share-based compensation

Share-based compensation cost is measured on the grant date of the share award, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(q) Revenue recognition

The Group generates real estate online revenues principally from e-commerce, online advertising, and listing services and enters into separate contracts with its customers under each revenue stream. Revenues are recorded, net of sales related taxes.

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2018 and has elected to apply it retrospectively for the year ended December 31, 2018.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•	Step 1: Identify the contract(s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The full retrospective method requires an entity to present financial statements for all periods as if the new revenue standard had been applied to all prior periods. The Group concluded that the cumulative effect to the beginning balance of shareholders' equity as of January 1, 2016 by implementation of the ASC 606 is not significant while the Group records contract assets when the Group does not have an unconditional right to consideration for its services rendered.

E-commerce

The Group offers individual property buyers discount coupons that enable them to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the Group. Discount coupons are collected initially upfront from the property buyers and are refundable at any time before they are used to purchase the specified properties. As such, these fees are recorded in advance from customers in the Group's consolidated balance sheets. The Group determines its customers to be the individual property buyers and has identified one single performance obligation to be the sale of discount coupons. The Group determines the sale of discount coupons to be satisfied at a point in time only when the confirmation letters are obtained from its customers that prove the use of the coupons. The transaction price is the face value of the discount coupon fees charged by the Group which is fixed in the contract with the individual property buyers.

Online advertising

Revenue from online advertising services is principally from online advertising arrangements, and the agency fee from the sales of advertising placement of its suppliers. Online advertising arrangements allow advertisers to place advertisements on particular areas of the online platforms, in particular formats and over particular periods of time.

The Group acts as principal in most of its activities except for advertising placements buying services performed on behalf of clients and supervision of productions done by third parties.

When a supplier is involved in the delivery of the Group’s services to the client, the Group assess whether or not it is acting as a principal or an agent in the arrangement. The assessment is based on whether the Group controls the specified services at any time before they are transferred to the customer. The Group has determined that in most of its advertising businesses, it generally acts as a principal as it provides a significant service of integrating goods or services provided by suppliers and its own online platforms into the specified deliverable to its clients. For performance obligations in which it acts as principal, the Group records the gross amount billed to the customer.

The Group has determined that it acts as the agent and are solely arranging for one supplier to provide services to the customer. Specifically, the Group does not control the specified services before transferring those services to the customer. The Group does not have inventory risk or discretion in establishing pricing in its contracts with customers. For performance obligations for which it acts as the agent, revenue is recorded net of the costs for advertising placements from suppliers, equal to the amount retained for its fee or commission. The Group acted as agent from 2019.

Listing

Listing services entitle real estate brokers to post and make changes to information for properties in a particular area on the website for a specified period of time, in exchange for a fixed fee.

The Group determines its customers to be the real estate brokers and has identified a single performance obligation that is recognized over time on a straight-line basis over the contract period of display and when collection is probable. The transaction price is the fixed fee outlined in the contract.  No rebates or discounts are given to the real estate brokers.

Contract balances

The Group does not have unconditional right to the consideration for advertising or listing services until all promises have been fulfilled and therefore initially records a contract asset when recognizing revenue. Upon fulfillment of all advertising or listing services, contract assets will be reclassified as a receivable. Contract assets recognized were $2,137,107 and $829,723 for the years ended December 31, 2018 and 2019 respectively.

Disaggregation of revenue

In accordance with ASC 606-10-50, the Group believes the disaggregation of revenue from contracts with customers by E-Commerce, Online advertising and Listing to sufficiently achieve the disclosure objective of depicting how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

Practical Expedients and Exemptions

For the Group's contracts that have an original duration of one year or less, the Group uses the practical expedient applicable to such contracts and has not disclosed the transaction prices for the remaining performance obligations as of the end of the reporting period or when the Group expects to recognize this revenue.

Financing Component

In determining the transaction price, the Group adjusts the promised amount of consideration to determine the cash selling price of the service to be delivered and reflect the time value of money if the contract has a significant financing component. As a result of the adjustment to the transaction price, the Group recognizes interest expense or interest income.

Cost of revenue

(r) Cost of revenue

Cost of revenue consists of costs associated with the production of websites, which includes fees paid to third parties for internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid for advertising resources.

Marketing and advertising expenses

(s) Marketing and advertising expenses

Marketing and advertising expenses consists primarily of targeted online and offline marketing costs for promoting the Group’s e-commerce projects, increasing the Group’s visibility and building the Group’s brand, such as Leju property visit, sponsored marketing campaigns, online or print advertising, public relations and sponsored events. The Group expenses all marketing advertising costs as incurred and record these costs within “Selling, general and administrative expenses” on the consolidated statements of operations when incurred. The nature of the Group’s direct marketing activities is such that they are intended to attract subscribers for the online advertising and potential property buyers to purchase the discount coupons. The Group incurred marketing and advertising expenses amounting to $292,076,010,  $300,773,157 and $487,111,773 for the years ended December 31, 2017, 2018 and 2019, respectively.

Foreign currency translation

(t) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in equity and comprehensive loss.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group recorded an exchange loss $619,269,  $3,800,728 and exchange gain $412,236 for the years ended December 31, 2017, 2018 and 2019, respectively, as a component of other income (loss), net, in the consolidated statements of operations.

Government subsidies

(u) Government subsidies

Government subsidies include cash subsidies received by the Company's subsidiaries and VIEs in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts and are typically granted based on the amount of value-added tax, business tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies. Cash subsidies of $3,071,865,  $2,163,443 and $597,853 were included in other operating income for the years ended December 31, 2017, 2018 and 2019, respectively. Subsidies are recognized when cash is received and when all the conditions for their receipt have been satisfied.

Concentration of credit risk

(v) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group deposits its cash and cash equivalents in the reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables’ aging is over one year. The Group establishes an allowance for doubtful accounts primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Accounts receivable balances are written off after all collection efforts have been exhausted.

Movement of the allowance for doubtful accounts for accounts receivable is as follows:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Balance as of January 1	31,160,340	21,827,663	18,195,382
Provisions for doubtful accounts	4,399,176	1,892,838	5,530,843
Write offs	(15,325,934)	(4,576,818)	(7,343,322)
Changes due to foreign exchange	1,594,081	(948,301)	(274,383)
Balance as of December 31	21,827,663	18,195,382	16,108,520

The allowance for other receivables in prepaid expenses and other current assets was nil for all periods presented.

Details of the accounts receivable and contract assets from customers accounting for 10% or more of total net accounts receivable  and contract assets are as follows:

	As of December 31,
	2018	2019
	$	$
Customer A	50,555,309	98,015,010

Income (Loss) per share

(w) Income (Loss) per share

Basic income (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income (loss) per share for the periods indicated:

	Year Ended December 31,
	2017	2018	2019
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$(160,901,216)	$(13,480,527)	$11,521,996

Weighted average number of ordinary shares outstanding—basic	135,708,350	135,763,962	135,770,793

Stock options and restricted shares	—	—	40,958
Weighted average number of ordinary shares outstanding-diluted	135,708,350	135,763,962	135,811,751

Basic income (loss) per share	$(1.19)	$(0.10)	$0.08

Diluted income (loss) per share	$(1.19)	$(0.10)	$0.08

Diluted income (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2017	2018	2019
Share options and restricted shares	8,818,877	13,776,043	8,440,545

Non-controlling interest

(x) Non-controlling interest

Non-controlling interest classified as a separate line item in the equity section and disclosures in the Company's consolidated financial statements have distinguished the interest of Leju from the interest of non-controlling interest holders.

Comprehensive income(loss)

(y) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments

Recently issued accounting pronouncements

(z) Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group does not expect the adoption to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 eliminates, adds and modifies certain disclosure requirements for fair value measurements. The amendments applicable to the disclosures of changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. This ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted, and an entity is also permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.